Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Elements of Provision (Benefit) for Income Taxes

The elements of the provision (benefit) for income taxes were as follows:

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Income (loss) before income tax:
U.S.	$35.5	$47.5	$(14.8)
Foreign	(21.6)	(7.2)	(5.0)

	$13.9	$40.3	$(19.8)

Current income taxes:
Federal	$(0.1)	$—	$(5.3)
Foreign	(0.1)	0.6	5.4
State	0.6	3.1	0.5

	0.4	3.7	0.6
Deferred income taxes	(112.7)	(9.2)	(11.6)

Total tax provision (benefit)	$(112.3)	$(5.5)	$(11.0)

Reconciliation of Income Taxes with Amounts Computed by Applying Federal Tax Rate

Income taxes differ from the amounts computed by applying the federal tax rate as follows:

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Federal income tax expense (benefit) computed at statutory tax rate of 35%	$4.9	$14.1	$(6.9)
Additional taxes or credits from:
State and local income taxes, net of federal income tax effect	3.0	3.0	2.0
Non-deductible expenses and non-taxable income	5.1	1.9	(1.1)
Foreign income not includable in federal taxable income	1.9	0.3	5.8
Effect of acquisition related elections and settlements (1)	(2.2)	(7.1)	—
Valuation allowance changes (net) (2)	(124.2)	(19.2)	(11.7)
All other, net	(0.8)	1.5	0.9

Total income tax provision (benefit)	$(112.3)	$(5.5)	$(11.0)

(1)	Includes a $8.5 million deferred tax benefit in 2012 related to a tax election corresponding with the acquisition of Turret, for which an offsetting valuation allowance was also recorded in 2012.
(2)	The 2012 change in valuation allowance includes a benefit from the use of U.S. federal and state net operating loss carryforwards totaling approximately $4 million.

Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities arising under FASB ASC 740, “Income Taxes” (“ASC 740”) were as follows:

	At December 31,
	2013	2012
	(In millions)
Deferred tax assets:
AMT tax credit carryforwards	$30	$30
Post-retirement benefits other than pensions	43	49
Federal and foreign net operating loss carryforwards	70	64
State net operating loss carryforwards	12	12
Pension liability	74	143
Other deductible temporary differences	17	16
Less: valuation allowances	(23)	(147)

	$223	$167

Deferred tax liabilities:
Fixed asset basis difference	$104	$109
Inventory basis difference	129	130
Other intangibles	15	11

	248	250
Net deferred tax liability	$(25)	$(83)

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits
(In millions)
Unrecognized tax benefits balance at January 1, 2011	$6.4
Gross increases—tax positions in current periods	1.5
Settlements and closing of statute of limitations	(0.9)

Unrecognized tax benefits balance at December 31, 2011	$7.0
Gross increases—tax positions in current periods	2.0

Unrecognized tax benefits balance at December 31, 2012	$9.0
Gross increases—tax positions in current periods	0.4
Settlements and closing of statute of limitations	(0.6)

Unrecognized tax benefits balance at December 31, 2013	$8.8